Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 02, 2015
Registrant Name	dei_EntityRegistrantName	PRINCIPAL VARIABLE CONTRACTS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000012601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 02, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 02, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated February 2, 2015
to the Prospectus for Principal Variable Contracts Funds, Inc.
dated May 1, 2014

as supplemented on June 17, 2014, July 15, 2014, November 12, 2014, and December 12, 2014

(Not all Accounts are offered in all variable annuity and variable life contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

ACCOUNT SUMMARIES

Equity Income Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQUITY INCOME ACCOUNT
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delete the objective and substitute: The Account seeks to provide current income and long-term growth of income and capital.